Sales and marketing expenses and General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales and marketing expenses and General and administrative expenses [Table]
Sales and marketing expense	$ 26,457	$ 21,626	$ 17,120
General and administrative expense	118,773	101,225	70,568
Salaries And Wages [Member]
Sales and marketing expenses and General and administrative expenses [Table]
Sales and marketing expense	21,089	18,130	13,344
General and administrative expense	64,244	54,931	36,727
Marketing Expenses [Member]
Sales and marketing expenses and General and administrative expenses [Table]
Sales and marketing expense	5,368	3,496	3,776
Third Party Services [Member]
Sales and marketing expenses and General and administrative expenses [Table]
General and administrative expense	24,260	22,600	18,500
Other Operating Expenses [Member]
Sales and marketing expenses and General and administrative expenses [Table]
General and administrative expense	$ 30,269	$ 23,694	$ 15,341